Segmented Information - Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2021 CAD ($) business	Jun. 30, 2020 CAD ($)
Operating segments [Abstract]
Number of reportable segments | business	2
Disclosure of geographical areas [line items]
Revenue	$ 245,252	$ 268,703
Canada
Disclosure of geographical areas [line items]
Revenue	211,073	252,860
Customer A | Canada
Disclosure of geographical areas [line items]
Revenue	27,700	34,800
Customer B | Canada
Disclosure of geographical areas [line items]
Revenue	24,300	33,800
Customer C | Canada
Disclosure of geographical areas [line items]
Revenue		32,600
Customer D | Canada
Disclosure of geographical areas [line items]
Revenue	$ 40,400	$ 26,900